Schedule of cost of revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	$ 1,295,136	$ 1,395,617	$ 6,486,513	$ 6,300,197
Medical Services Specialty Care [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	607,386	43,432	2,995,778	46,849
Medical Services Specialty Care Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues		493,843	491,499	2,349,702
Medical Services General Practices [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues		15,360	45,549	427,908
Medical Services Sub Total [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	607,386	552,635	3,532,826	2,824,459
Product Sales [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues		9,255	59,391	167,202
Property Management Services Common Area Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	496,724	601,457	2,210,703	2,461,981
Property Management Services Security [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	191,026	232,270
Product Mangement Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	$ 687,750	$ 833,727	2,894,296	3,308,536
Property Management Services Security Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues			$ 683,593	$ 846,555